Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands
Government institutions	263	289
Prepaid expenses	1,435	748

	1,698	1,037